Other Balance Sheet Accounts - Provisions (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Current provisions:
Employee benefits	$ 24,690	$ 14,291
Dilapidation provision	458	0
Total current provisions	25,148	14,291
Non-current provisions:
Employee benefits	7,255	6,036
Dilapidation provision	5,180	3,457
Total non-current provisions	$ 12,435	$ 9,493